Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories, net consisted of the following:
	As of September 30,
	2023	2024

Auto parts and auto accessories	$584	$3,270
New cars	305	-
Total	$889	$3,270